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BBH Partner Fund - International Equity
BBH PARTNER FUND—INTERNATIONAL EQUITY SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the BBH Partner Fund – International Equity (the “Fund”) is to provide investors with long-term maximization of total return, primarily through capital appreciation.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees(Fees paid directly from your investment)
Shareholder Fees	BBH Partner Fund - International Equity Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses
Annual Fund Operating Expenses	BBH Partner Fund - International Equity Class I Shares
Management Fees	0.60%
Distribution (12b-1) Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.63%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class I Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	3 Years	10 Years
BBH Partner Fund - International Equity | Class I Shares | USD ($)	64	201	350	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in multiple developed and emerging markets of the world, excluding the United States. The Investment Adviser defines developed markets as those markets included in the Morgan Stanley Capital International—Europe, Australasia, and Far East Index (“MSCI-EAFE”) and Canada. The Fund may invest up to 35% of its assets, at the time of purchase, in emerging markets of the world. The Investment Adviser defines an emerging market as a securities market located in any country that is defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund may purchase these equity securities directly or in the form of sponsored and unsponsored American Depository Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other similar securities representing securities of companies based outside of the United States, national security exchanges or over-the-counter markets. The Fund will primarily invest in equity securities of companies with large market capitalizations.

Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (“Investment Adviser”), employs a “manager of managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, Select Equity Group, L.P. (“Sub-adviser”). Subject to the general supervision by the Fund’s Board of Trustees (the “Board”), the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Investment Adviser reviews portfolio performance, characteristics and changes in key personnel of the Sub-adviser. The Sub-adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities. However, the Investment Adviser may, when deemed appropriate, manage all or a portion of the Fund’s assets according to the Fund’s principal investment strategies.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards and/or futures, which are derivatives, for the purpose of hedging the value of securities purchased or intended to be purchased. The Fund may also trade options, rights and warrants.

Investment Process: The Sub-adviser will focus on identifying attractive businesses and will invest opportunistically in these businesses when it believes that good long-term returns can be achieved. The Sub-adviser defines attractive businesses as those that have achieved leading and defensible market positions through the creation of enduring franchise value. They are, in the view of the Sub-adviser, both well positioned for long term growth and resilient in difficult economic environments. As part of the Fund’s investment process, the Sub-adviser considers environmental, social and governance (“ESG”) factors for the majority of equity investments in the portfolio. ESG factors may include, but are not limited to, the environmental and social impact of the issuer as well as the issuer’s instituted governance programs. The Sub-adviser employs intensive and rigorous fundamental equity research in order to identify these investment opportunities.

The Sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities. The Fund may, from time to time, invest in a limited number of issuers.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Non-U.S. Investment Risk:

Investing in securities of companies based outside of the United States, including ADRs and GDRs, involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make non-U.S. investments more volatile and potentially less liquid than U.S. investments.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Sub-adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Currency Exchange Rate Risk:

Because the Fund invests in securities denominated in, or providing exposure to, non-U.S. currencies and the Fund’s net asset value per share (“NAV”) is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Large Cap Company Risk:

Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

Limited Portfolio Holdings Risk:

Although the Fund is a diversified fund and as such intends to meet the diversification requirements of the Investment Company Act of 1940 (“1940 Act”), the Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses.

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

Derivatives Risk:

Derivatives, which include, forwards, futures, options, rights and warrants, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counter-party risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Capital Controls Risk:

Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions made by BBH&Co., whose discretionary investment advisory clients make up a large percentage of the Fund’s shareholders, may adversely impact remaining Fund shareholders.

FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares from year to year. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Return for Class I Shares (% Per Calendar Year)

Highest Performing Quarter:	22.07% in 2nd quarter of 2020
Lowest Performing Quarter:	(17.93)% in 1st quarter of 2020

Average Annual Total Returns (For the periods ended December 31, 2022)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - BBH Partner Fund - International Equity	Label	1 Year	5 Years	10 Years
Class I Shares	Return Before Taxes	(24.21%)	2.36%	4.54%
Class I Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	(24.22%)	1.05%	3.53%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(14.19%)	1.77%	3.59%
MSCI-EAFE Index (reflects no deduction for fees, expenses or taxes)	MSCI-EAFE Index(reflects no deduction for fees, expenses or taxes)	(14.45%)	1.54%	4.67%